BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Apr. 17, 2017	Feb. 22, 2017
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,975
Subsidiary and corporate borrowings	0	$ 789
Letter of credit outstanding amount	$ 59	106
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.18%
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 95	99
Medium Term Notes, Public - Canadian - Maturing October 30, 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.00%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 285	298
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 343	358
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 228	239
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%		3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 305	318
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%			3.30%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 500
Subsidiary and corporate borrowings	$ 0	0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings	$ 1,256	$ 2,101